INDIVIDUAL SINGLE PREMIUM
             DEFERRED VARIABLE LIFE INSURANCE POLICY
                            ISSUED BY
           Independence Variable Life Separate Account
 (formerly named Keyport America Variable Life Separate Account)
                               OF
              INDEPENDENCE LIFE AND ANNUITY COMPANY
     (formerly named Keyport America Life Insurance Company)
                  SUPPLEMENT DATED JUNE 1, 1999
                               TO
                  PROSPECTUS DATED MAY 1, 1995

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This supplement contains information about the Colonial U.S.
Stock Sub-Account.

Effective June 1, 1999, Colonial U.S. Stock Fund, Variable Series changed its name to Colonial U.S. Growth and Income Fund, Variable Series.

Effective June 1, 1999, the Fund's investment objective changed to long-term growth and income.


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                     Client Service Hotline
                     800-367-3653 (press 2)

                         Distributed by:
                Keyport Financial Services Corp.
                         125 High Street
                   Boston, Massachusetts 02110


INDVLI.SUP                                                 6/99